Personnel expenses - Average number of employees (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Women	142	133	131
Men	159	155	142
Total average number of employees	301	288	273